Supplementary information on oil and gas activities (unaudited) - Summary of costs capitalized as well as expensed that were incurred (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Acquisition of properties
Exploration		$ (578)		$ (138)	$ (16)
Argentina [Member]
Acquisition of properties
Proved		(599,387)		0	0
Unproved		0		0	0
Total acquisition of properties		(599,387)		0	0
Exploration		0
Development	[1]	(2,685,512)		(1,055,599)	(615,481)
Total costs incurred		(3,284,899)		(1,055,599)	(615,481)
Mexico [Member]
Acquisition of properties
Proved	[2]	0
Unproved		0	[2]		0
Total acquisition of properties		0	[2]		0
Exploration	[2]	0
Development	[1]	(86)	[2]	(2,472)	(17,283)
Total costs incurred		$ (86)	[2]	$ (2,472)	$ (17,283)

[1]	Including the re-estimation of well plugging and abandonment (Note 12)
[2]	See Note 3.2.2.